Regulatory Assets, Liabilities, And Balancing Accounts (Long-Term Regulatory Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Line Items]
Total long-term regulatory assets	$ 6,809	$ 6,506
Pension Benefit [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	3,275	2,899
Deferred Income Taxes [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	1,627	1,444
Utility Retained Generation [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	552	613
Environmental Compliance Costs [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	604	520
Price Risk Management [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	210	339
Electromechanical meters [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	194	247
Unamortized Loss, Net Of Gain, On Reacquired Debt [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	141	163
Other Long-Term Regulatory Assets [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	$ 206	$ 281